UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc. (formerly Scudder Value Series, Inc.)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Dreman Concentrated Value Fund

(formerly Scudder-Dreman Concentrated Value Fund)

	Shares	Value ($)

Common Stocks 99.2%
Consumer Staples 15.3%
Tobacco
Altria Group, Inc.	78,700	5,658,530
UST, Inc.	45,600	1,772,928

		7,431,458
Energy 25.9%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,900	188,404
Apache Corp.	14,500	970,340
Burlington Resources, Inc.	10,200	919,836
Chevron Corp.	43,200	2,439,936
ConocoPhillips	58,600	3,572,256
Devon Energy Corp.	17,300	1,014,299
Occidental Petroleum Corp.	14,800	1,354,792
Tesoro Corp.	17,000	1,026,970
Valero Energy Corp.	20,100	1,081,179

		12,568,012
Financials 36.9%
Banks 7.4%
Bank of America Corp.	48,400	2,219,140
Wachovia Corp.	24,200	1,356,894

		3,576,034
Capital Markets 6.7%
Morgan Stanley	31,200	1,861,392
The Goldman Sachs Group, Inc.	9,900	1,398,771

		3,260,163
Diversified Financial Services 18.9%
Citigroup, Inc.	8,700	403,419
Fannie Mae	48,600	2,657,448
Freddie Mac	37,100	2,500,169
Washington Mutual, Inc.	84,000	3,586,800

		9,147,836
Insurance 3.9%
American International Group, Inc.	28,300	1,877,988
Health Care 21.1%
Health Care Providers & Services 5.0%
Medco Health Solutions, Inc.*	43,300	2,412,676
Pharmaceuticals 16.1%
Pfizer, Inc.	171,600	4,494,204
Wyeth	66,500	3,311,700

		7,805,904

Total Common Stocks (Cost $46,363,973)		48,080,071

Cash Equivalents 0.4%
Cash Management QP Trust, 4.51% (a) (Cost $204,139)	204,139	204,139
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 46,568,112)	99.6	48,284,210
Other Assets and Liabilities, Net	0.4	215,334

Net Assets	100.0	48,499,544

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006